Segments (Tables)	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following schedule presents segment information about the Company’s operations for the six months ended June 30, 2022 and 2021 (in thousands).

	Marine Energy Segment	Corporate	Total
Six Months Ended June 30, 2022
Vessel revenue	$83,720	$—	$83,720
Vessel operating cost	36,852	—	36,852
Charterhire expense	—	—	—
Vessel depreciation	12,460	—	12,460
General and administrative expenses	7,564	13,492	21,056
Interest income		11	11
Income from equity investment		47,197	47,197
Foreign exchange (loss)		(2,321)	(2,321)
Financial expense, net		(1,952)	(1,952)
Income before taxes	$26,844	$29,443	$56,287

	Former Dry Bulk Business*
	Kamsarmax	Ultramax	Corporate	Total
Six Months Ended June 30, 2021
Vessel revenue	$45,743	$51,737	$—	$97,480
Voyage expenses	8,113	6,469	—	14,582
Vessel operating cost	6,824	17,026	—	23,850
Charterhire expense	26,989	2,357	—	29,346
General and administrative expenses	448	1,046	11,225	12,719
Gain on sale of vessels	(7,830)	(14,154)	—	(21,984)
Interest income	—	—	39	39
Income from equity investment	—	—	29,217	29,217
Foreign exchange gain	—	—	3	3
Financial expense, net	—	—	(13,350)	(13,350)
Income before taxes	$11,199	$38,993	$4,684	$54,876
*exited business in July 2021

Long-lived Assets by Geographic Areas
The following schedule presents geographic information about the Company’s long-lived assets at June 30, 2022 and December 31, 2021 (in thousands):

Geographic Areas
	June 30, 2022	December 31, 2021
Europe:
United Kingdom	$152,848	$445,913
Netherlands	80,211	$—
Total Europe	233,059	445,913
Asia:
Taiwan	225,163	83
Japan	98,864	102,153
Total Asia	324,027	102,236
Total	$557,086	$548,149